Derivative Financial Instruments - Summary of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	£ 818	£ 971
Liabilities	234	668
Derivative financial instruments	228	375
Derivative financial instruments	590	596
Derivative financial instruments	155	549
Derivative financial instruments	79	119
Assets, Derivatives – in respect of net debt	640	809
Assets, Derivatives – other	178	162
Liabilities, Derivatives - in respect of net debt	117	300
Liabilities, Derivatives - other	117	368
Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	166	252
Liabilities	91	104
Fair Value Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	97	179
Liabilities	14	14
Fair Value Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	263	261
Cash Flow Hedges
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	270	228
Liabilities	73	118
Cash Flow Hedges | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	1	2
Cash Flow Hedges | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	187	106
Cash Flow Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	82	120
Liabilities	73	118
Net Investment Hedges | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	85	23
Liabilities	39	233
Held-for-trading | Interest Rate Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	68	71
Liabilities	77	90
Held-for-trading | Cross-currency Swaps
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets		173
Liabilities		174
Held-for-trading | Forward Foreign Currency Contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Assets	35	36
Liabilities	£ 31	£ 39